Discontinued Operations and Divestitures	12 Months Ended
Sep. 26, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Divestitures

4.	Discontinued Operations and Divestitures
Discontinued Operations
During fiscal 2010, the Specialty Chemicals business (formerly known as "Mallinckrodt Baker") was sold because its products and customer bases were not aligned with the Company's long-term strategic objectives. This business met the discontinued operations criteria and, accordingly, was included in discontinued operations for all periods presented. During fiscal 2014, 2013 and 2012, the Company recorded a loss of $0.7 million, a gain of $1.0 million, and a loss of $6.7 million, respectively. These gains and losses were primarily related to the indemnification obligations to the purchaser, which are discussed in Note 17.

License of Intellectual Property
The Company was involved in patent disputes with a counterparty relating to certain intellectual property relevant to extended-release oxymorphone. In December 2013, the counterparty agreed to pay the Company an upfront cash payment of $4.0 million and contractually obligated future payments of $8.0 million through July 2018, in exchange for the withdrawal of all claims associated with the intellectual property and a license to utilize the Company's intellectual property. The Company has completed the earnings process associated with the agreement and recorded an $11.7 million gain, included within gains on divestiture and license, during fiscal 2014.

Divestitures
During fiscal 2011, the Company sold the rights to market TussiCaps™ extended-release capsules, a cough suppressant, for an upfront cash payment of $11.5 million. As a result of this transaction, the Company recorded an $11.1 million gain. The purchaser also may be obligated to make contingent payments to the Company of up to $11.5 million from December 31, 2011 through September 30, 2015, payable in equal quarterly installments until such time as a new competitive generic product is introduced into the market. In addition, the Company would receive a $1.0 million contingent payment if certain sales targets are achieved over the same time period. The Company received $2.9 million of contingent payments during fiscal 2014, 2013 and 2012.